OSTERWEIS EMERGING OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

Shares			Value
Common Stocks: 92.1%
Aerospace & Defense: 3.1%
33,100		Axon Enterprise, Inc. [1]	$6,458,472

Biotechnology: 2.8%
3,402		Madrigal Pharmaceuticals, Inc. [1]	785,862
62,445		Natera, Inc. [1]	3,038,574
93,250		Replimune Group, Inc. [1]	2,165,265
			5,989,701

Building Products: 4.4%
79,965		Trex Co., Inc. [1]	5,242,506
147,715		Zurn Elkay Water Solutions Corp.	3,972,056
			9,214,562

Chemicals: 2.7%
57,710		Innospec, Inc.	5,796,392

Consumer Staples Distribution & Retail: 3.4%
201,285		The Chefs’ Warehouse, Inc. [1]	7,197,952

Diversified Telecommunication Services: 1.9%
63,135		Iridium Communications, Inc.	3,921,946

Electrical Equipment: 1.0%
14,140		Generac Holdings, Inc. [1]	2,108,698

Health Care Equipment & Supplies: 13.3%
15,457		Inspire Medical Systems, Inc. [1]	5,017,960
17,735		Insulet Corp. [1]	5,113,710
43,145		Lantheus Holdings, Inc. [1]	3,620,728
45,085		PROCEPT BioRobotics Corp. [1]	1,593,755
17,593		Shockwave Medical, Inc. [1]	5,021,218
34,995		TransMedics Group, Inc. [1]	2,938,880
24,450		UFP Technologies, Inc. [1]	4,739,633
			28,045,884

Health Care Providers & Services: 3.8%
32,725		The Ensign Group, Inc.	3,123,928
76,400		HealthEquity, Inc. [1]	4,823,896
			7,947,824

Hotels, Restaurants & Leisure: 3.2%
54,235		Marriott Vacations Worldwide Corp.	6,655,719

Household Durables: 2.9%
20,381		Cavco Industries, Inc. [1]	6,012,395

Leisure Products: 1.6%
169,295		Topgolf Callaway Brands Corp. [1]	3,360,506

Oil, Gas & Consumable Fuels: 2.6%
266,115		Magnolia Oil & Gas Corp. - Class A	5,561,804

Professional Services: 7.3%
143,450		KBR, Inc.	9,332,857
311,125		Verra Mobility Corp. [1]	6,135,385
			15,468,242

Real Estate Management & Development: 4.3%
58,708		FirstService Corp.	9,046,316

Semiconductors & Semiconductor Equipment: 14.8%
388,625		ACM Research, Inc. - Class A [1]	5,083,215
24,795		Impinj, Inc. [1]	2,222,872
143,390		MACOM Technology Solutions Holdings, Inc. [1]	9,396,346
76,487		Onto Innovation, Inc. [1]	8,908,441
35,500		Silicon Laboratories, Inc. [1]	5,599,770
			31,210,644

Software: 16.1%
92,335		Bentley Systems, Inc. - Class B	5,007,327
149,510		Clearwater Analytics Holdings, Inc. - Class A [1]	2,372,724
170,535		DoubleVerify Holdings, Inc. [1]	6,637,222
28,865		Five9, Inc. [1]	2,379,919
31,000		Manhattan Associates, Inc. [1]	6,196,280
47,215		Procore Technologies, Inc. [1]	3,072,280
43,340		SPS Commerce, Inc. [1]	8,323,881
			33,989,633

Specialty Retail: 2.9%
19,380		Boot Barn Holdings, Inc. [1]	1,641,292
42,930		Floor & Decor Holdings, Inc. - Class A [1]	4,463,003
			6,104,295

Total Common Stocks
(Cost $162,534,225)			194,090,985

Short-Term Investments: 8.3%
Money Market Funds: 8.3%

17,400,514		Federated Hermes U.S. Treasury Cash Reserves - Class I, 5.000% [2]	17,400,514

Total Money Market Funds
(Cost $17,400,514)			17,400,514

Total Short-Term Investments
(Cost $17,400,514)			17,400,514

Total Investments in Securities: 100.4%
(Cost $179,934,739)			211,491,499
Liabilities in Excess of Other Assets: (0.4)%			(758,164)
Total Net Assets: 100.0%			$210,733,335

	[1]	Non-income producing security.
	[2]	Annualized seven-day effective yield as of June 30, 2023.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclsuive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Osterweis Emerging Opportunity Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$194,090,985	$–	$–	$194,090,985
Short-Term Investments	17,400,514	–	–	17,400,514
Total Assets:	$211,491,499	$–	$–	$211,491,499

[1] See Schedule of Investments for industry breakouts.